Certain Balance Sheet Items Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Insurance	$ 385	$ 519
Deferred Cost - service contracts	56	154
Other	2	4
Other Assets, Noncurrent	$ 443	$ 677